Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Health Care Services Portfolio

November 30, 2020

MED-QTLY-0121
1.810676.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Diversified Consumer Services - 1.1%
Specialized Consumer Services - 1.1%
Service Corp. International	258,000	$12,549,120
Diversified Financial Services - 0.7%
Other Diversified Financial Services - 0.7%
Jaws Acquisition Corp. (a)	647,800	7,404,354
Health Care Providers & Services - 89.5%
Health Care Distributors & Services - 4.8%
AmerisourceBergen Corp.	403,900	41,646,129
McKesson Corp.	60,553	10,894,090
		52,540,219
Health Care Facilities - 6.2%
Brookdale Senior Living, Inc. (a)	2,379,900	10,090,776
HCA Holdings, Inc.	133,600	20,054,696
Surgery Partners, Inc. (a)(b)	617,300	15,080,639
U.S. Physical Therapy, Inc.	191,100	20,298,642
Universal Health Services, Inc. Class B	21,200	2,768,296
		68,293,049
Health Care Services - 31.9%
1Life Healthcare, Inc. (a)(b)	683,436	22,464,541
Alignment Healthcare Partners unit (c)(d)	181,539	2,712,011
Amedisys, Inc. (a)	175,200	42,887,208
Andlauer Healthcare Group, Inc.	45,700	1,402,635
BioScrip, Inc. (a)	262,200	4,129,650
Chemed Corp.	86,200	41,225,150
Cigna Corp.	621,672	130,016,482
CVS Health Corp.	479,000	32,471,410
LHC Group, Inc. (a)	204,196	40,087,759
Oak Street Health, Inc. (a)	55,100	2,599,067
Oak Street Health, Inc.	209,227	9,375,776
Quest Diagnostics, Inc.	168,000	20,828,640
		350,200,329
Managed Health Care - 46.6%
Anthem, Inc.	152,302	47,445,119
Centene Corp. (a)	1,032,550	63,656,708
Humana, Inc.	210,000	84,109,200
Molina Healthcare, Inc. (a)	250,700	51,175,391
UnitedHealth Group, Inc.	789,650	265,590,881
		511,977,299

TOTAL HEALTH CARE PROVIDERS & SERVICES		983,010,896

Health Care Technology - 2.7%
Health Care Technology - 2.7%
Change Healthcare, Inc. (a)	1,314,034	22,509,402
GoodRx Holdings, Inc. (b)	81,200	3,061,240
Phreesia, Inc. (a)	55,805	2,464,349
Teladoc Health, Inc. (a)(b)	11,729	2,331,373
		30,366,364
Insurance - 3.3%
Insurance Brokers - 3.3%
eHealth, Inc. (a)	211,700	16,087,083
GoHealth, Inc. (a)(b)	1,255,500	13,232,970
Selectquote, Inc. (b)	317,000	6,799,650
		36,119,703
TOTAL COMMON STOCKS
(Cost $492,124,665)		1,069,450,437

Money Market Funds - 6.1%
Fidelity Cash Central Fund 0.09% (e)	23,553,807	23,558,518
Fidelity Securities Lending Cash Central Fund 0.09% (e)(f)	42,848,767	42,853,052
TOTAL MONEY MARKET FUNDS
(Cost $66,411,570)		66,411,570
TOTAL INVESTMENT IN SECURITIES - 103.4%
(Cost $558,536,235)		1,135,862,007
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(37,102,188)
NET ASSETS - 100%		$1,098,759,819

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,712,011 or 0.2% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Alignment Healthcare Partners unit	2/28/20	$2,200,001

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,262
Fidelity Securities Lending Cash Central Fund	93,770
Total	$108,032

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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